Expense Example, No Redemption - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE INTERNATIONAL FUND - Investor C Shares	Sep. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 153
Expense Example, No Redemption, 3 Years	546
Expense Example, No Redemption, 5 Years	964
Expense Example, No Redemption, 10 Years	$ 2,131